INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
INCOME TAXES
Federal net operating loss carry forwards	$ (11,293,780)	$ (8,395,599)
Federal tax rate	21.00%	21.00%